Note 6 Changes in impaired financial assets and guarantees given (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Changes in impaired assets and guarantees given [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 14,900	€ 14,891
Additions Of Impaired Assets		7,453	13,143
Decrease of impaired assets	[1]	(3,611)	(6,893)
Increase (decrease) in financial assets		3,842	6,250
Decrease through write-off, financial assets		(2,510)	(4,534)
Increase (decrease) through foreign exchange and other movements, financial assets		(292)	(1,708)
Impaired financial assets and guarantees given at the end		€ 15,940	€ 14,900

[1]	(1) Reflects the total amount of impaired loans and advances derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment